Cover	Aug. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2023
Entity File Number	001-33387
Entity Registrant Name	GSI Technology, Inc.
Entity Central Index Key	0001126741
Entity Tax Identification Number	77-0398779
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1213 Elko Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	408
Local Phone Number	331-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	GSIT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false